Other Operating Gains/(Losses) - Schedule of Other Operating Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Nonoperating Income (Expense) [Abstract]
(Loss)/gain on digital asset payables/receivables	$ (42,101)	$ 10,287
Gain on derivatives	82,677	1,202
Gain of foreign exchange	6,060	30,474
Gain on other operating activities	62,794	73,440
Total other operating gains	$ 109,430	$ 115,403